Property, Plant and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment
Property, Plant and Equipment

The following table provides the components of Property, plant and equipment:
	Useful Lives	As of December 31,
(MILLIONS OF DOLLARS)	(Years)	2012	2011
Land	—	$597	$737
Buildings	33-50	11,420	12,089
Machinery and equipment	8-20	10,795	10,882
Furniture, fixtures and other	3-12 1/2	3,962	4,235
Construction in progress	—	1,108	1,294
		27,882	29,237
Less: Accumulated depreciation		13,421	13,316
Property, plant and equipment(a)		$14,461	$15,921

(a)	The decrease in total property, plant and equipment is primarily due to depreciation, disposals, impairments and the impact of foreign exchange, partially offset by capital additions.